Convertible Redeemable Preferred Shares - Additional Information (Detail) ¥ in Thousands	12 Months Ended
Dec. 31, 2022 CNY (¥)
Convertible Redeemable Preferred Shares [Line Items]
Stockholders' equity note, stock split, conversion ratio	1:1
Percent of holders for series	80.00%
Dividend right percent	4.00%
Fund redemption price	¥ 300,000
Fund redemption price annualized interest rate	8.00%
Liquidation one [Member]
Convertible Redeemable Preferred Shares [Line Items]
Debt instrument, interest rate, stated percentage	12.00%
Stock liquidation percent	120.00%
Liquidation two [Member]
Convertible Redeemable Preferred Shares [Line Items]
Stock liquidation percent	100.00%
Preferred stock redemption one [Member]
Convertible Redeemable Preferred Shares [Line Items]
Preferred stock redemption price percent	120.00%
Debt instrument, interest rate, stated percentage	12.00%
Preferred stock redemption two [Member]
Convertible Redeemable Preferred Shares [Line Items]
Preferred stock redemption price percent	100.00%
Series C Preferred Stock [Member] | Preferred stock redemption one [Member]
Convertible Redeemable Preferred Shares [Line Items]
Preferred stock redemption price percent	120.00%
Debt instrument, interest rate, stated percentage	12.00%
Series C Preferred Stock [Member] | Preferred stock redemption two [Member]
Convertible Redeemable Preferred Shares [Line Items]
Preferred stock redemption price percent	100.00%